Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Computer System and Equipment

Computer system and equipment

	December 31, 2024	June 30, 2024
	RM	RM
Cost

As of July 1	158,400,231	128,400,231
Additions	-	30,000,000
Disposal / Written-off	(20,231)	-
As of December 31/ June 30	158,380,000	158,400,231

Accumulated depreciation

As of July 1	(45,103,697)	(16,793,678)
Charge for the period/year	(14,154,000)	(28,310,019)
Disposal / Written-off	4,367	-
As of December 31/ June 30	(59,253,330)	(45,103,697)

Net carrying amount	99,126,670	113,296,534

Schedule of Estimated Useful Lives Represent Common Life Expectancies
Computer system and equipment	10% - 20%